Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31, 2018	December 31, 2017
Purchased parts and materials	$31,735	$32,352
Work-in-process	2,297	2,187
Finished goods	11,367	10,505
Inventory on consignment	612	693
	$46,011	$45,737